Other Operating Income (Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Settlement pricing adjustments	$ 65	$ 7
Share based compensation	(91)	(81)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	0	(119)
Care and maintenance costs	(51)	(39)
Social responsibility and donations	(59)	(62)
Gain on disposal or contribution of assets	27	183
Impairment of intangible assets	(37)	(88)
Commodity derivatives	90	(12)
Depreciation of corporate assets	(47)	(41)
Take-or-pay contract costs	(10)	(30)
Other	(38)	(109)
Other operating income (expense)	$ (151)	$ (391)